Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Long Term Debt, Japan (Details) - JAPAN - EDAP Technomed Co Ltd. [Member] - JPY (¥)	Jun. 30, 2017	Dec. 31, 2016
Loan Four [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Debt Instrument, Face Amount	¥ 55,000,000
Loan Two [Member]
Debt Instrument, Interest Rate, Stated Percentage		1.80%
Debt Instrument, Face Amount		¥ 55,000,000
Loan Three [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.10%
Debt Instrument, Face Amount	¥ 10,000,000
Loan One [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.10%
Debt Instrument, Face Amount		¥ 10,000,000